Summary of principal accounting policies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Advertising Expense		$ 23,701		$ 2,203,996	$ 16,232,840
Cash And Cash Equivalents And Restricted Cash		19,175,890		10,112,083		¥ 133,023,148	¥ 65,663,822
Restricted Cash and Cash Equivalents, Current		72,077		126,278
Sales Taxes		75,395		106,962	199,721
Direct Sales Revenue Goods Gross		13,879,824		19,458,752	45,361,639
Distribution Sales Revenue Goods Gross		10,723,447		28,193,821	49,592,804
Shipping, Handling and Transportation Costs		1,158,019		2,059,934	4,902,307
Government Subsidies		66,648		201,168	829,238
Foreign Currency Transaction Gain (Loss), before Tax		(380,350)		(687,163)	(31,847)
Proceeds from Sale of Property Held-for-sale		$ 11,291,342		0	$ 0
Debt Instrument Conversion Principal And Accrued Interest Conversion Base | ¥			¥ 100,000,000
Percentage Of Ownership Interests		20.00%				20.00%
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		$ 0		3,808,471
Cash, Cash Equivalents, and Short-term Investments		$ 7,500,000		$ 6,900,000
Scenario, Forecast [Member]
Summary Of Significant Accounting Policies [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 95,000,000
Land Use Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		50 years	50 years
EMS [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		15 years	15 years
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents, Current		$ 72,077